Annual Report February 28, 2001

COPLEY FUND, INC.

A No-Load Fund

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COPLEY FUND, INC.

Copley Financial Services Corp. - Investment Manager

P.O. Box 3287, Fall River, Massachusetts 02722 508-674-8459

April 12, 2001

Dear Fellow Shareholder:

Last month Copley Fund, Inc. received two prestigious awards. Lipper, a recognized statistician of Mutual Funds, awarded us a Performance Achievement Certificate giving us a ranking of Number One in the "Specialty Diversified Equity Fund Division" for the past fifteen years (certificate enclosed).

The March issue of Consumer Magazine listed the top one hundred Funds which had the stamina to weather all sorts of markets. Copley Fund, Inc. is in the top one hundred.

The above surely gives credence to the philosophy, structure, and viability of Copley Fund, Inc. The collapse of the market in the calendar year 2000 was in sharp contrast to Copley Fund which gained 22 1/2%. At this writing nothing has changed market wise since we wrote our Semi-Annual Report September 30, 2000. The market is still in a state of collapse (Dow Jones - 7%, the Nasdaq - 25%) and Copley has a loss of 4% from January 1, 2001 till the present. Obviously, by the time you receive our report things might change. We do believe the market is now leveled and should perform in a reasonably even manner. As we have written many times, our Fund is not suited for the aggressive investor who wants to achieve huge gains in a short period of time. This entails huge risks as is evident during this period. The euphoria of huge gains or the trauma of huge losses should not and does not fit the profile of the average Copley investor.

Copley is still adhering to its philosophy of investing in highly visible stocks with good earnings, good growth, and good dividends in increasing amounts. Thus our net asset value is floored by our dividends as we can not go below the basic yield of our portfolio re present interest rates. Also, the thrust of our dividends add to our net asset value every month.

Do keep in mind because we do not distribute dividends or capital gains we have on average a 3% difference of net asset value (after taxes to taxable accounts) than most other stock funds, i.e., if a fund has gained 13% and Copley Fund 10% the two funds are probably equal in the after tax return. Beginning sometime this year funds will have to show the after tax performance as well as the regular performance.

This investment approach which we believe gives us the least amount of risk of most stock funds has led to the following very respectable record.

1984* +23.9%(Top performing Fund in 1984)

1985 +25%

1986 +18%

1987 - 8%

1988 +20%

1989 +16%(Including a reserve for taxes on unrealized gains)

1990 - 2%

1991 +18%*Calendar Years

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1992 +18%

1993 +10%

1994 -07%

1995 +26%

1996 + 5%

1997 +25%

1998 +14%

1999 -6.86%

2000 22.50%

2001 -5.49% (as of February 28, 2001)

We are continuing to expand our operating division with greater distributions of handbags and shoes. We are also exploring other avenues of expansion and look forward to greater contributions from operations.

Thus we are optimistic for the future of Copley Fund. We believe our sane and logical approach will result in continued increases in value with a minimum of risk.

Our thanks to our Board and our Shareholders for their support throughout our twenty-one years of operations.

Cordially yours,

/s/Irving Levine

Irving Levine

PRESIDENT

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Copley Fund, Inc. Per Share Value

TABLE

CALENDAR YEARS ENDED DECEMBER 31, 2000

PERIOD ENDED FEBRUAARY 28, 2001

Year Per Share Value

1981 4.53

1982 5.43

1983 6.06

1984 7.51

1985 9.36

1986 11.00

1987 10.11

1988 12.12

1989 14.28

1990 14.06

1991 16.47

1992 19.38

1993 21.35

1994 19.71

1995 24.65

1996 26.05

1997 32.58

1998 37.04

1999 34.50

2000 42.26

2001 39.94 (as of February 28, 2001)

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INDEPENDENT AUDITOR'S REPORT

Shareholders and Board of Directors

Copley Fund, Inc.

Palm Beach, Florida

I have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of February 28, 2001, and the related statement of operations, the statement of cash flows, the statement of changes in net assets, and the supplementary information for the year then ended. These financial statements and supplementary information are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements and supplementary information based upon my audit.

I conducted my audit in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at February 28, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of the Copley Fund, Inc., as of February 28, 2001, the results of its operations and its cash flows, the changes in its net assets, and the supplementary information for the year then ended, in conformity with generally accepted accounting principles.

ROY G. HALE

Certified Public Accountant

La Plata, Maryland

April 25, 2001

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COPLEY FUND, INC.

Portfolio of Investments

February 28, 2001

Number of

Shares Value

COMMON STOCKS - 88.40%

BANKING - 4.56%

J.P. Morgan Chase & Company 37,000 $ 1,726,420

PNC Financial Services Group 30,000 2,085,000

___________

3,811,420

___________

CHEMICALS - 0.52%

DuPont (E.I.) deNemours & Company 10,000 436,900

___________

DIVERSIFIED UTILITY COMPANIES - 10.27%

Alliant Energy Corp . 30,000 $ 990,000

CMS Energy Corp. 20,000 591,000

Dominion Resources, Inc. 30,000 1,966,800

FPL Group 55,000 3,577,750

TXU Corp. 21,000 866,040

__________

8,584,590

__________

DRUG COMPANIES - 9.20%

Bristol Myers Squibb Co. 100,000 6,341,000

Pfizer, Inc. 30,000 1,350,000

___________

7,691,000

___________

ELECTRIC AND GAS - 12.29%

American Electric Power 55,000 2,614,700

Cinergy 25,000 815,750

First Energy Corp. 40,000 1,126,800

Kansas City Power & Light Co. 40,000 1,044,400

Progress Energy, Inc. 40,000 1,730,400

Progress Energy, Inc. (Rights) 35,000 19,076

SCANA, Corp. 50,000 1,360,500

Sempra Energy, Inc. 35,000 782,250

Western Resources, Inc. 8,511 210,562

Xcel Energy, Inc. 20,000 564,0000

___________

$10,268,438

-----------

The accompanying notes are an integral part of the financial statements.

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COPLEY FUND, INC.

Portfolio of Investments

February 28, 2001

(Continued)

Number of

Shares Value

_________

ELECTRIC POWER COMPANIES - 12.10%

Allegheny Energy, Inc. 45,000 2,135,250

Ameren Corporation 25,000 1,054,250

DTE Energy Co. 55,000 1,997,050

Excelon Corporation 11,600 758,292

Nstar 16,242 660,237

PP & L Corp. 50,000 2,284,500

Potomac Electric Power Co. 20,000 448,000

Southern Company 25,000 773,750

___________

10,111,329

-----------

GAS UTILITIES & SUPPLIES - 7.78%

Delta Natural Gas Co. 15,000 279,375

Energy East Corp 36,898 693,682

Keyspan Energy Corp 40,000 1,558,000

New Jersey Resources Corp 25,000 956,500

Northwest Natural Gas Co. 30,000 733,500

Peoples Energy Corp. 35,000 1,370,250

WGL Holdings, Inc. 33,000 903,540

___________

6,494,847

HYDRO ELECTRIC - 1.54%

IDA Corp 35,000 1,288,000

___________

INSURANCE - 2.44%

Gallagher, Arthur J. & Company 80,000 2,042,400

-----------

MANUFACTURING - 0.67%

Ford Motor Company 20,000 556,200

___________

OILS - 9.95%%

BP Amoco PLC 25,500 1,264,800

Exxon-Mobile Corp. 53,043 4,299,135

Sunoco 25,000 831,000

Texaco, Inc. 30,000 1,923,000

-----------

$ 8,317,935

The accompanying notes are an integral part of the financial statements.

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COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 28, 2001

(Continued)

Number of

Shares Value

--------- --------

RETAIL - 1.20%

Wal-Mart Stores, Inc. 20,000 1,001,800

-----------

TELEPHONE - 15.88%

Bell South Corp. 20,000 839,200

Qwest Communications, Inc. 43,233 1,598,324

SBC Communications, Inc. 118,946 5,673,724

Verizon Communications, Inc. 104,232 5,159,484

-----------

$13,270,732

___________

Total Common Stocks (Cost $33,788,074) $73.875.591

PREFERRED STOCK - 0.57%

Franklin PR (Cost $475,000) 4,750 475,000

___________

Total value of investments (Cost $33,788,074) 74,350,591

Excess of cash and other assets over liabilities 9,222,905

-----------

NET ASSETS $83,573,496

1)Federal Tax Information: At February 28, 2001, the net unrealized appreciation based on cost for Federal income tax purposes of $33,788.074 was as follows:

Aggregate gross unrealized appreciation for all

investments for which there was an excess of

value over cost.....................................$40,576,517

Aggregate gross unrealized depreciation for all

investments for which there was an excess of

cost over value................................... (14,000)

Net unrealized appreciation $40,562,517

The accompanying notes are an integral part of the financial statements.

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COPLEY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

February 28,2001

Assets

Investments in securities, at value

(identified cost $33,788,074)(Note 1) $74,350,591

Cash 9,143,093

Receivables:

Subscriptions $ 6,032

Securities Sold 143,495

Trade (Notes 5 & 6) 32,406

Dividends and interest 239,370 421,303

----------

Inventory (Notes 1, 5, & 6) 386,430

Prepaid Expenses 156

-----------

Total Assets 84,301,573

Liabilities

Payables:

Redemptions 58,134

Trade 29,681

Accrued income taxes - current 458,612

Accrued expenses 38,365

Deferred income taxes (Notes 1 & 2) 143,285

----------

Total Liabilities 728,077

Commitments and Contingencies (Note 7)

Net Assets $ 83,573,496

============

Net assets consist of:

Capital paid in $ 13,129,726

Undistributed net investment and

operating income 26,250,702

Accumulated net realized gain on

investment transactions 3,630,551

Net unrealized appreciation in value

of investments (Note 2) 40,562,517

-----------

Total $83,573,496

============

Net Asset Value, Offering and Redemption

Price Per Share (2,092,346 shares of

$1.00 par value capital stock outstanding) $ 39.94

============

The accompanying notes are an integral part of the financial statements.

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COPLEY FUND, INC.

STATEMENT OF OPERATIONS

For the Year Ended February 28, 2001

INVESTMENT INCOME (Note 1)

Income

Dividends $ 2,677,233

Interest 396,725

-----------

Investment income $ 3,073,958

Expenses

Investment advisory fee (Note 5) 559,851

Professional fees 80,401

Custodian fees 34,292

Shareholder servicing costs 15,849

Printing 18,194

Postage and shipping 8,880

Accounting and pricing service costs 77,792

Directors fees 23,203

Blue Sky fees 12,865

Telephone 1,906

Insurance 36,500

Office expense and miscellaneous 3,293

-----------

873,206

Less: Investment advisory

fee waived 60,000 813,206

----------- -----------

Net investment income

before income taxes 2,260,752

OPERATING PROFIT (Notes 2, 5, & 7)

Gross profit 45,423

Less: Operating expenses 31,371

-----------

Net operating profit before

income taxes 14,052

NET INVESTMENT AND OPERATING INCOME

BEFORE INCOME TAXES 2,274,804

Less provision for income taxes (Notes

2 and 7) 168,834

Net investment and operating

income 2,105,970

REALIZED AND UNREALIZED GAIN (LOSS)

ON INVESTMENTS (Notes 2 and 4)

Realized gain from investment transactions

during the year 5,232,301

Increase in unrealized appreciation of

investments during current period 10,544,624

-----------

Net realized and unrealized gain/loss

on investments 15,776,925

NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS $17,882,895

===========

The accompanying notes are an integral part of the financial statements.

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COPLEY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

Year Ended Year Ended

February 28, February 29,

2001 2000

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

Net investment and operating income $ 2,105,970 $2,389,583

Net realized gain (loss) on investment

transactions 5,232,301 974,868

Net change in unrealized appreciation

on investments 10,544,624 (8,033,996)

----------- -----------

Increase (decrease) in net assets

resulting from operations 17,882,895 (4,669,545)

NET EQUALIZATION (DEBITS) CREDITS (Note 1) (2,756,929) (6,428,889)

CAPITAL SHARE TRANSACTIONS (Note 3)

Increase (decrease) in net assets

resulting from capital share transactions (3,275,078) (4,270,627)

------------ -----------

Total increase (decrease) in net

assets 11,850,888 (15,369,061)

NET ASSETS

Beginning of Period 71,722,608 87,091,669

----------- -----------

End of period (including undistributed

net investment and operating income

of $26,250,702 and $26,901,661,

respectively) $83,573,496 $71,722,608

The accompanying notes are an integral part of the financial statements.

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COPLEY FUND, INC.

STATEMENT OF CASH FLOWS

For the Year Ended February 28, 2001

INCREASE (DECREASE) IN CASH

Cash flows from operating activities

Dividends and interest received $ 3,005,337

Proceeds from disposition of long-term

portfolio investments 31,091,643

Receipts from customers 376,764

Payments of taxes, net (80,139)

Expenses paid (822,134)

Purchase of long-term portfolio investments (20,383,473)

Payments to suppliers (423,337)

------------

Net cash provided by operating activities 12,764,661

============

Cash flows provided by financing activities

Fund shares sold 1,821,656

Fund shares repurchased (7,791,943)

------------

Net cash used by financing activities (5,970,287)

============

Net increase in cash 6,794,374

Cash at beginning of year 2,348,719

------------

Cash as of February 29, 2001 $ 9,143,093

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net increase in net assets resulting

from operations $17,882,895

-----------

Increase in investments (4,932,905)

Increase in dividends and interest receivable (62,123)

Decrease in receivables from customers 46,868

Increase in inventory (122,038)

Increase in receivables for securities sold (143,495)

Increase in income taxes payable 153,768

Increase in other assets (156)

Increase in accrued expenses (58,153)

-----------

Total adjustments (5,118,234)

-----------

Net cash provided by operating activities $12,764,661

===========

The accompanying notes are an integral part of the financial statements.

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COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuations

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

In determining the net realized gain or loss from sales of securities,

the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares.

Inventory

Inventory is valued at the lower of cost (determined by the first in/

first out method) or market.

Income Taxes

The Fund files its tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date.

Interest income is recorded as earned.


COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

2. Federal and State Income Taxes

The income tax provision included in the financial statements is as follows:

Regular tax liability.................. $ 168,834

Deferred tax liability................. 321,278

----------

$ 490,112

==========

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. The amount of deferred taxes currently available to the Fund is $541,533, consisting of $143,285 accumulated general liability and a cumulative alternative minimum tax carryover of $398,428. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

In tax years beginning after 1997, a small corporation will not be subject to the alternative minimum tax. The Fund qualifies as a small corporation as set forth in Internal Revenue Code, Section 55(e). The cumulative alternative minimum tax carryover from prior years may be used to offset a portion of the regular tax liability. In the current year, the regular federal tax liability was reduced by $988,152 and the state tax liability was reduced by $70,201 due to alternative minimum tax carryovers.

The Fund has no accumulated capital loss carry forwards.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year which the Fund does not pay a federal alternative minimum tax. Consistent with the federal guidelines, the Fund will be entitled to a credit against a portion of the regular corporate income tax for alternative minimum tax paid in prior fiscal years.

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc. has adopted the liability method of accounting for current and deferred tax assets and liabilities.

3. Capital Stock

At February 28, 2001 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

Year Ended Year Ended

February 28, 2001 February 29, 2000

Shares Amount Shares Amount

Shares sold 46,959 $ 1,821,853 51,710 $ 1,874,660

Shares repurchased (218,604) (7,853,663) (333,009) (12,574,176)

--------- ------------ --------- -------------

Net Change (171,645) (6,032,007) (281,299) $(10,669,516)

========= ============ ========= =============

The accompanying notes are an integral part of the financial statements.


4. Purchases and Sales of Securities

Purchases and sales of securities, other than United States govern-

ment obligations and short-term notes, aggregated $20,391,147 and $31,235,138, respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

Copley Financial Services Corporation (CFSC), a Massachusetts

corporation, serves as investment advisor to the Fund. Irving Levine,

Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the year ended February 28, 2001, the fee for investment advisory service totaled $559,851, less fees of $60,000 voluntarily waived. Also, during the period unaffiliated directors received $23,203 in directors' fees.

The Fund's operating division, which imports merchandise for resale,

places substantially all of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Sales of merchandise to the affiliate amounted to $111,965 during the period.

6. Notes Payable

A $5,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 39.6% for years commencing after December 31, 1992.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit is available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has recently upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund will not be held liable for the accumulated earnings tax by the Internal Revenue Service.

The accompanying notes are an integral part of the financial statements.

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STOCK PERFORMANCE GRAPH

The following graph compares the cumulative total stockholder return on the Fund's Common Stock (consisting solely of stock price performance) for the last ten years with the cumulative total return (including the reinvestment of all dividends) of (i) Standard & Poor's 500 Stock Index and (ii) the Wilshire 5000 Total Market Index. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted in the graph below.

Ten Year Cumulative Return

1991 1992 1993 1994 1995 1996 1997 1998 1999 2000

Copley Fund, Inc. 11,070 14,457 14,081 14,433 17,015 18,354 22,420 23,621 22,185 27,955

S&P 500 Index 11,811 14,882 15,478 16,598 22,259 27,100 36,142 45,781 51,269 46,071

Wilshire 5000 11,738 12,543 13,625 13,284 17,722 21 071 27,224 33,132 40,454 43,522

Assumes $10,000 invested on January 1, 1991 in each of (i) the Fund's Stock;

(ii) the S&P 500 Composite Stock Index and (iii) the Wilshire 5000 Total Market Index.

The above comparisons do not reflect net amounts after taxes to shareholders. Copley Fund, Inc. files its tax returns as a regular corporation and accordingly its financial statements include provisions for current and deferred income taxes.


COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout each fiscal year (which ends on the last day of February).

Year Ended

February February February February February

28, 2001 29, 2000 28, 1999 28, 1998 28, 1997

Net asset value,

Beginning of year $ 31.68 $ 34.22 $ 32.48 $ 26.59 $ 24.65

Income (loss) for

Investment operations

Net investment income(loss) 0.97 1.06 1.01 0.90 0.96

Net gains(losses) on securities

(both realized and unrealized) 7.29 (3.50) 0.73 4.99 0.96

Total investment operations 8.26 (2.54) 1.74 5.89 1.94

Net asset value, end of year $ 39.94 $ 31.68 $ 34.22 $ 32.48 $ 26.59

Total Return 28.07% (7.42)% 5.36% 22.15% 7.87%

Net Assets, last day of

February (in thousands) 83,673 71,723 87,092 82,713 74,298

Ratio of expenses to average

Net assets 1.04% 1.06% 0.97% 0.95% 1.00%

Ratio of net income(loss) to

Average net assets 2.68% 3.01% 2.98% 3.00% 3.61%

Portfolio Turnover 26.28% 6.77% 2.49% 43.01% 9.15%

The accompanying notes are an integral part of the financial statements.


COPLEY FUND, INC. Annual Report

A No-Load Fund February 28, 2001

Investment Adviser

Copley Financial Services Corp.

P.O. Box 3287

Fall River, Massachusetts 02722

Custodian

Fleet Investment Services

111 Westminster Street

Providence, Rhode Island 02903

Transfer Agent

American Data Services, Inc.

PO Box 5536

Hauppauge, NY 11788-0132 COPLEY FUND, INC.

Tel. (877) 881-2751 A No-Load Fund

General Counsel

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Auditors

Roy G. Hale, C.P.A.

624 Clarks Run Road

La Plata, MD 20646